Capital transactions (Additional Information) (Details) - USD ($)									1 Months Ended						3 Months Ended	12 Months Ended
	Sep. 20, 2018	Jun. 08, 2018	Apr. 10, 2018	Nov. 13, 2017	Apr. 05, 2017	Jan. 05, 2017	Dec. 08, 2016	Mar. 15, 2016	Jan. 31, 2018	Nov. 15, 2017	Apr. 17, 2017	Mar. 20, 2017	Mar. 31, 2016	Feb. 29, 2016	May 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 26, 2018	Jun. 15, 2018	Jun. 07, 2018	Aug. 05, 2017	Sep. 19, 2016
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																10,000,000	1,000,000
Stock Issued During Period, Shares, New Issues				2,314,500	434,783					434,783	434,783	117,361
Ordinary shares issued to employees, directors and consultants			180,000
Proceeds from issuance of ordinary shares													$ 350,000			$ 49,991,000	$ 3,091,000	$ 7,001,000
Share Price				$ 1.20	$ 2.75							$ 2.85				$ 0.85	$ 1.06
Shares Issued, Price Per Share				$ 0.80																	$ 1.23		$ 3.30
Stock Issued During Period, Value, New Issues				$ 1,852,000	$ 1,000							$ 239,000
Common Stock, Par or Stated Value Per Share				$ 0.004												$ 0.004	$ 0.004		$ 0.004	$ 0.004
Allocated Share-based Compensation Expense			$ 194
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.08
Class Of Warrants Number of Warrants Exercised									174,903
Common Stock Offering Expense	$ 166,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																	3 years 3 months 3 days
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																$ 1,461,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value																$ 1.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																2 years 5 months 8 days
Rights Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares	$ 50,160,000
Sale of Stock, Number of Shares Issued in Transaction	50,663,270
Sale of Stock, Price Per Share	$ 0.99
Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		1,000,000
Lau and Lui [Member]
Class of Stock [Line Items]
Restricted Stock or Unit Expense																$ 400,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share Price					$ 2.70
Shares Issued, Price Per Share												$ 2.04										$ 2.30
Warrant Purchase on Issue of Ordinary Shares					326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.75																	$ 2.75
Securities Purchase Agreement, Warrants Issued percentage					75.00%
Investor [Member]
Class of Stock [Line Items]
Number of ordinary shares agreed to be sold through share purchase agreement													1,900,000
Value of ordinary shares agreed to be sold through share purchase agreement													$ 7,000,000										$ 1,900,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued to employees, directors and consultants						190,000	320,000	48,000						60,000	31,250
Share Price						$ 3.90	$ 3.43	$ 3.35						$ 3.37	$ 3.38